Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute ¹			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Normandy Mortgage Loan Trust, Series 2013-19

CIK # Not Applicable

		HUD	517	$138,529,364.78	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	4	$1,150,044.44	0.90%	0	$0.00	0.00%	0	$0.00	0.00%
Total			517	$138,529,364.78	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	4	$1,150,044.44	0.90%	0	$0.00	0.00%	0	$0.00	0.00%

¹	As disclosed in Q12014 filing three (3) assets were Pending Repurchase or Replacement. The three (3) assets are now outside of the cure period and therefore being reported in Dispute. In addition, the Securitizer hereby corrects prior filing and discloses an additional asset in Dispute. As disclosed herein, four (4) assets are in Dispute as seller and purchaser work towards resolution.